JOHNSON MUTUAL FUNDS TRUST

Johnson Equity Income Fund
Johnson Growth Fund
Johnson Dynamic Growth Fund
Johnson Disciplined Large-Cap Fund
Johnson Disciplined Mid-Cap Fund
Johnson Disciplined Small-Cap Fund
Johnson Realty Fund
Johnson International Fund
Johnson Fixed Income Fund
Johnson Municipal Income Fund

Supplement Dated June 16, 2009
To
Statement of Additional Information Dated May 1, 2009

The following material supplements the Statement of Additional Information dated May 1, 2009 for the Johnson Mutual Funds Trust as it relates to commissions paid for each of the Funds.

The following information is inserted on page 18 in the section regarding the Portfolio Transactions and Brokerage arrangements:

For the fiscal years ended indicated below, the following brokerage commissions were paid by the Funds:

	2008	2007	2006
Equity Income Fund	$ 72,977	$ 32,144	$ 11,417
Growth Fund	96,910	75,456	104,996
Dynamic Growth Fund	27,435	25,370	6,774
Disciplined Large-Cap Fund	39,306	34,987	35,159
Disciplined Mid-Cap Fund	414,795	364,034	364,793
Disciplined Small-Cap Fund	151,026	114,462	82,367
Realty Fund	4,831	9,655	3,804
International Fund	4,517	N/A	N/A
Fixed Income Fund	None	None	None
Municipal Income Fund	None	None	None